Mister Goody, Inc.
7877 Emerald Winds Circle
Boynton Beach, Florida 33473
561-396-0554

August 3, 2011

Mr. Shuman
Ms. Wray
Ms. Feider
Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         Mister Goody, Inc.

File No. 333-174941
Amendment No. 2 to Registration Statement on Form S-1

 Dear Mr. Shuman, Ms. Wray and Ms. Feider:

Early this afternoon, we filed Amendment No 2 to the registration statement originally filed on June 16, 2011 on Form S-1. Our EDGAR filing service inadvertently submitted text which had been removed from Amendment No 1. Such text was displayed with the strikethrough effect. To ensure the amendment is clear and easily readable, this letter accompanies the correct Amendment No 2.

We apologize for any inconvenience.

Sincerely,

/s/ Joel Arberman
Joel Arberman
Chief Executive Officer